Insurance Contract Liabilities and Investment Contract Liabilities - Investment Contract Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	CAD 3,082	CAD 2,913
Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	8	9
Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	263	283
Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,565	2,357
Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	246	264
Investment contract liabilities with DPF
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	562	605
Investment contract liabilities without DPF | Measured at amortized cost
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,517	2,305
Investment contract liabilities without DPF | Measured at fair value
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	3	3
SLF Canada
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,517	2,305
SLF Canada | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Canada | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Canada | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	2,517	2,305
SLF Canada | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF U.S.
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF U.S. | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF U.S. | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF U.S. | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF U.S. | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	506	544
SLF Asia | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	260	280
SLF Asia | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	0	0
SLF Asia | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	246	264
Corporate
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	59	64
Corporate | Individual participating life
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	8	9
Corporate | Individual non-participating life and health
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	3	3
Corporate | Individual annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	48	52
Corporate | Group annuities
Disclosure of financial liabilities [line items]
Investment contract liabilities (Note 10)	CAD 0	CAD 0